Borrowings - Summary of Detail Information of Borrowings (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Aug. 08, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount	$ 4,363,879,243		$ 4,339,028,360
US Dollar and Guarani [member]
Disclosure of detailed information about borrowings [line items]
Amount	3,351,761,052		3,358,702,428
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Amount	1,012,118,191		980,325,932
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,350,924,072		2,536,119,483
Loma Negra C.I.A.S.A. [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Amount	1,792,409,606		1,807,253,815
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 558,514,466		728,865,668
Fixed interest rate [member] | Loma Negra C.I.A.S.A. [member] | Banco Supervielle S.A. [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%
Due date	Sep-17
Amount			111,672,996
Fixed interest rate [member] | Loma Negra C.I.A.S.A. [member] | HSBC Bank Argentina S.A [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	21.75%
Due date	Apr-19
Amount	$ 157,865,753
Fixed interest rate [member] | Loma Negra C.I.A.S.A. [member] | Bank overdrafts [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	29.00%
Due date	Jan-18
Amount	$ 12,871,347		8,266,151
Fixed interest rate [member] | Ferrosur Roca S.A. [member] | Banco Patagonia S.A. [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%
Due date	Jul-18
Amount	$ 89,305,446		74,721,781
Fixed interest rate [member] | Ferrosur Roca S.A. [member] | HSBC Bank Argentina S.A [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	21.75%
Due date	Apr-19
Amount	$ 157,865,753
Fixed interest rate [member] | Ferrosur Roca S.A. [member] | Bank overdrafts [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	29.00%
Due date	Jan-18
Amount	$ 234,646,325		93,287,600
Fixed interest rate [member] | Yguaz Cementos S.A. [member] | Banco Continental S.A.E.C.A. [member] | In Guarani [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.50%	8.50%
Due date	Aug-25
Amount	$ 887,929,000
Fixed interest rate [member] | Yguaz Cementos S.A. [member] | Sudameris Bank S.A.E.C.A. [member] | In Guarani [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.00%	9.00%
Due date	Aug-25
Amount	$ 582,117,000
Fixed interest rate [member] | Yguaz Cementos S.A. [member] | Banco Ita S.A.- Paraguay [member] | In Guarani [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.50%
Due date	Aug-17
Amount			233,708,186
Fixed interest rate [member] | Recycomb S.A.U. [member] | Bank overdrafts [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	29.00%
Due date	Jan-18
Amount	$ 314,071
LIBOR plus 3.75 [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Months Libor + 3.75%
Borrowings adjustment to interest rate basis	3.75%
Due date	May-20
Amount	$ 1,228,430,137
LIBOR plus 3.4 [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Months Libor + 3.4%
Borrowings adjustment to interest rate basis	3.40%
Due date	Jun-19
Amount	$ 563,979,469		791,854,007
LIBOR plus 2.9 [member] | Loma Negra C.I.A.S.A. [member] | Itau Unibanco SA [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Months Libor + 2.9%
Borrowings adjustment to interest rate basis	2.90%
Due date	Mar-18
Amount			903,726,812
LIBOR plus 3.5 [member] | Yguaz Cementos S.A. [member] | Interamerican Development Bank [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Months Libor + 3.5%
Borrowings adjustment to interest rate basis	3.50%
Due date	Aug-21
Amount			621,509,323
LIBOR plus 3.5 [member] | Yguaz Cementos S.A. [member] | Corporacin Andina de Fomento [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Months Libor + 3.5%
Borrowings adjustment to interest rate basis	3.50%
Due date	Aug-21
Amount			621,509,323
BADLAR plus 4% [member] | Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 4%
Borrowings adjustment to interest rate basis	4.00%
Due date	Sep-18
Amount	$ 16,345,799		32,000,000
BADLAR plus 2% [member] | Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires One [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Mar-19
Amount	$ 89,590,643		149,206,763
BADLAR plus 2% [member] | Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires two [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Jun-19
Amount	$ 108,753,068		150,822,338
BADLAR plus 2% [member] | Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires three [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Jul-19
Amount	$ 15,133,621		19,879,350
BADLAR corrected plus 1.65% [member] | Loma Negra C.I.A.S.A. [member] | Banco Patagonia S.A. [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 1.65%
Borrowings adjustment to interest rate basis	1.65%
Due date	Jul-18
Amount	$ 70,391,979		164,392,235
BADLAR corrected plus 0.5% [member] | Ferrosur Roca S.A. [member] | Banco Patagonia S.A. [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 0.5%
Borrowings adjustment to interest rate basis	0.50%
Due date	Oct-18
Amount	$ 60,777,576		122,079,572
BADLAR corrected plus 4% [member] | Loma Negra C.I.A.S.A. [member] | Banco Santander Rio S.A. [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 4%
Borrowings adjustment to interest rate basis	4.00%
Due date	Jul-18
Amount	$ 87,562,256		204,298,831
BADLAR corrected plus 3.95% [member] | Ferrosur Roca S.A. [member] | Syndicated bank loans [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 3.95%
Borrowings adjustment to interest rate basis	3.95%
Due date	Jul-17
Amount			$ 36,093,092